Goodwill and Intangible Assets - Intangibles (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subject to amortization
Accumulated amortization	$ (78,389,000)	$ (23,056,000)
Net	87,611,000
Total
Intangible assets, gross	351,400,000	351,400,000
Intangible assets, net	273,011,000	328,344,000
Impairment of intangible assets	0	5,400,000	$ 0
Student relationships
Subject to amortization
Gross carrying amount	166,000,000	166,000,000
Accumulated amortization	(78,389,000)	(23,056,000)
Net	87,611,000	142,944,000
Trade names
Not Subject to amortization
Indefinite-lived intangible assets	$ 185,400,000	$ 185,400,000